SUPPLEMENTAL FINANCIAL INFORMATION - Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Property, Plant and Equipment
Property, plant and equipment	$ 2,661.4	$ 2,599.9
Accumulated depreciation	(1,746.2)	(1,752.0)
Property, plant and equipment, net	915.2	847.9	$ 875.3
Land
Property, Plant and Equipment
Property, plant and equipment	29.3	30.4
Buildings and improvements
Property, Plant and Equipment
Property, plant and equipment	565.3	579.3
Machinery and equipment
Property, Plant and Equipment
Property, plant and equipment	1,949.5	1,922.3
Construction-in-progress
Property, Plant and Equipment
Property, plant and equipment	$ 117.3	$ 67.9